Submission	Nov. 28, 2025
Submission [Line Items]
Central Index Key	0001130166
Registrant Name	Bio Green Med Solution, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A